Business Combinations - Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Acquisition	Dec. 31, 2021 USD ($) Acquisition	Dec. 31, 2020 USD ($) Acquisition
Disclosure of detailed information about business combination [line items]
Goodwill	$ 9,199	$ 9,451
Business combinations
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	29	20	17
Goodwill	$ 1,320	$ 679	$ 157
Consideration	$ 3,289	$ 1,502	$ 358
Business combinations | Before adjustments to provisional fair values of prior year acquisitions
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	29	19	17
Goodwill	$ 1,411	$ 657	$ 143
Consideration	3,289	1,445	352
Business combinations | Before adjustments to provisional fair values of prior year acquisitions | Aggregate continuing and discontinued operations
Disclosure of detailed information about business combination [line items]
Goodwill	1,411	674	143
Consideration	3,289	1,501	352
Business combinations | Adjustments to provisional prior year acquisitions
Disclosure of detailed information about business combination [line items]
Goodwill	(91)	5	14
Consideration	$ 0	$ 1	$ 6
Business combinations | Americas Materials | Before adjustments to provisional fair values of prior year acquisitions
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	10	8	7
Goodwill	$ 172	$ 239	$ 53
Consideration	$ 493	$ 694	$ 163
Business combinations | Building Products | Before adjustments to provisional fair values of prior year acquisitions
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	10	7	6
Goodwill	$ 1,205	$ 417	$ 90
Consideration	$ 2,652	$ 734	$ 182
Business combinations | Building Products | Before adjustments to provisional fair values of prior year acquisitions | Discontinued operations
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	0	1	0
Goodwill	$ 0	$ 17	$ 0
Consideration	$ 0	$ 56	$ 0
Business combinations | Europe Materials | Before adjustments to provisional fair values of prior year acquisitions
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	9	4	4
Goodwill	$ 34	$ 1	$ 0
Consideration	$ 144	$ 17	$ 7